Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of significant accounting policies [text block] [Abstract]
Schedule of straight-line basis, over the useful lives of the assets
	Annual depreciation rate (%)	Main annual depreciation rate (%)

Computers	33	33
Laboratory equipment	20	20
Furniture and office equipment	6-15	6-15
Leasehold Improvements	10	10